Financial and Non-Financial Assets and Liabilities (Details) - SEK (kr) kr in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount	kr 959,422	kr 1,021,330
Financial Liabilities, Carrying Amount	401,841	154,948
Non-current interesting-bearing liabilities
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	189,164
Non-current lease liabilities.
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	24,052
Financial Liabilities Measured at Fair Value through Profit or Loss
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Fair Value	54,399	48,969
Contingent consideration	54,399	48,969
Financial Liabilities Measured at Amortized Cost
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	315,945	83,503
Financial Liabilities Measured at Amortized Cost | Non-current interesting-bearing liabilities
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	189,164
Financial Liabilities Measured at Amortized Cost | Non-current lease liabilities.
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	24,052
Non Financial Liabilities
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	31,496	22,476
Contingent Consideration
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	54,399	48,969
Contingent Consideration | Financial Liabilities Measured at Fair Value through Profit or Loss
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Fair Value	54,399	48,969
Other non-current liabilities
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount		878
Other non-current liabilities | Financial Liabilities Measured at Amortized Cost
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount		878
Accounts payable
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	67,971	53,827
Accounts payable | Financial Liabilities Measured at Amortized Cost
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	67,971	53,827
Other current liabilities.
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	12,702	9,888
Other current liabilities. | Financial Liabilities Measured at Amortized Cost
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	9,591	3,908
Other current liabilities. | Non Financial Liabilities
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	3,111	5,980
Accrued expenses and deferred revenue
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	53,553	41,386
Accrued expenses and deferred revenue | Financial Liabilities Measured at Amortized Cost
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	25,168	24,890
Accrued expenses and deferred revenue | Non Financial Liabilities
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	28,385	16,496
Financial Assets Measured at Amortized Cost | Financial Liabilities Measured at Amortized Cost
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount	959,422	998,641
Non Financial Assets | Non Financial Liabilities
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount		22,689
Non-current financial assets
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount	3,915	2,225
Non-current financial assets | Financial Liabilities Measured at Amortized Cost
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount		2,225
Non-current financial assets | Financial Assets Measured at Amortized Cost | Financial Liabilities Measured at Amortized Cost
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount	3,915
Cash.
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount	955,507	996,304
Cash. | Financial Assets Measured at Amortized Cost | Financial Liabilities Measured at Amortized Cost
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount	955,507	996,304
Other current assets.
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount		22,801
Other current assets. | Financial Liabilities Measured at Amortized Cost
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount		112
Other current assets. | Non Financial Liabilities
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount		kr 22,689
Currency options
Financial and Non-Financial Assets and Liabilities
Financial assets	kr 0		kr 399